ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
13.	ACCRUED EXPENSES AND OTHER CURRENT liabilitieS

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Advance from customers	10,128	10,361	1,593
Other accrued expenses	19,656	26,876	4,131
Other tax payables	5,765	2,045	314

	35,549	39,282	6,038